INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Deferred tax assets	$ 886,846	$ 720,748	$ 508,393
Valuation allowance	$ (886,846)	$ (720,748)	$ (508,393)